Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following:

	At December 31,
	2024	2023	2022
	(in Euros)
Value Added Tax (VAT)	€698,735	€1,170,634	€912,423
Research and development tax credit	749,676	833,000	650,000
Advances payments to suppliers	35,991	34,108	41,149
Other current assets	210,830	64,664	219,400
Other prepaids	117,994	378,148	103,540
Total	€1,813,226	€2,480,554	€1,926,512